SEMPER SHORT DURATION FUND
Schedule of Investments - February 28, 2021 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$47	$47
Total Asset-Backed Securities - Agency (cost $46)		47

ASSET-BACKED SECURITIES - NON-AGENCY - 21.2%
American Credit Acceptance Receivables Trust
Series 2018-3, Class E, 5.170%, 10/15/24 (c)	3,000,000	3,142,837
Series 2017-4, Class E, 5.020%, 12/10/24 (c)	1,650,000	1,682,121
Series 2019-3, Class E, 3.800%, 9/12/25 (c)	2,100,000	2,196,442
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D, 1.490%, 9/18/26	1,000,000	1,016,762
Carvana Auto Receivables Trust
Series 2019-3A, Class D, 3.040%, 4/15/25 (c)	1,500,000	1,558,661
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)	477,224	480,233
Dell Equipment Finance Trust
Series 2020-2, Class D, 1.920%, 3/23/26 (c)	1,000,000	1,018,665
Drive Auto Receivables Trust
Series 2018-1, Class D, 3.810%, 5/15/24	1,222,947	1,248,741
Series 2019-1, Class D, 4.090%, 6/15/26	3,400,000	3,587,350
Series 2019-2, Class D, 3.690%, 8/17/26	1,000,000	1,049,082
Series 2019-3, Class D, 3.180%, 10/15/26	2,425,000	2,532,652
Series 2019-4, Class D, 2.700%, 2/16/27	1,000,000	1,038,252
Series 2020-1, Class D, 2.700%, 5/17/27	1,300,000	1,347,157
Series 2020-2, Class D, 3.050%, 5/15/28	2,900,000	3,048,251
DT Auto Owner Trust
Series 2018-2A, Class C, 3.670%, 3/15/24 (c)	40,889	41,075
Series 2018-3A, Class D, 4.190%, 7/15/24 (c)	2,500,000	2,592,687
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,500,000	2,543,766
Series 2019-2A, Class D, 3.480%, 2/18/25 (c)	500,000	520,884
Series 2019-4A, Class D, 2.850%, 7/15/25 (c)	3,655,000	3,808,307
Series 2020-2A, Class D, 4.730%, 3/16/26 (c)	2,715,000	2,983,879
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.730%, 4/15/26 (c)	3,500,000	3,774,263
First Investors Auto Owner Trust
Series 2017-2A, Class E, 5.480%, 10/15/24 (c)	2,440,000	2,502,680
Series 2019-1A, Class D, 3.550%, 4/15/25 (c)	3,000,000	3,132,269
Flagship Credit Auto Trust
Series 2018-3, Class D, 4.150%, 12/16/24 (c)	2,707,000	2,856,864
GLS Auto Receivables Trust
Series 2019-2A, Class C, 3.540%, 2/18/25 (c)	2,000,000	2,087,793
Series 2020-2A, Class C, 4.570%, 4/15/26 (c)	2,500,000	2,708,510
Series 2020-4A, Class D, 1.640%, 10/15/26 (c)	1,750,000	1,773,613
Prestige Auto Receivables Trust
Series 2017-1A, Class D, 3.610%, 10/16/23 (c)	2,055,000	2,083,301
Santander Drive Auto Receivables Trust
Series 2017-3, Class E, 4.970%, 1/15/25	2,000,000	2,062,820
Series 2020-4, Class D, 1.480%, 1/15/27	1,250,000	1,269,691
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (f)	300,000	298,741
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 1.318% (1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	150,380	151,403
Series 2016-C, Class A1, 1.218% (1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	233,456	234,838
Series 2015-D, Class A1, 1.618% (1 Month LIBOR USD + 1.500%), 10/27/36 (c)(f)	130,257	130,995
South Carolina Student Loan Corp.
Series 2013-1, Class A, 0.618% (1 Month LIBOR USD + 0.500%), 1/25/41 (f)	115,635	114,911
United Auto Credit Securitization Trust
Series 2019-1, Class D, 3.470%, 8/12/24 (c)	2,000,000	2,028,312
Westlake Automobile Receivables Trust
Series 2019-1A, Class D, 3.670%, 3/15/24 (c)	2,000,000	2,074,703
Series 2019-1A, Class E, 4.490%, 7/15/24 (c)	2,960,000	3,116,960
Series 2019-3A, Class D, 2.720%, 11/15/24 (c)	2,500,000	2,588,264
Series 2019-2A, Class D, 3.200%, 11/15/24 (c)	4,000,000	4,151,893
Series 2020-2A, Class C, 2.010%, 7/15/25 (c)	1,000,000	1,027,483
Series 2020-2A, Class D, 2.760%, 1/15/26 (c)	3,000,000	3,132,735
Total Asset-Backed Securities - Non-Agency (cost $79,039,633)		80,740,846

COLLATERALIZED LOAN OBLIGATIONS - 21.1%
ACIS CLO Ltd.
Series 2014-5A, Class A1, 1.715% (3 Month LIBOR USD + 1.510%), 11/1/26 (c)(f)	415,495	415,715
Series 2017-7A, Class A1, 1.555% (3 Month LIBOR USD + 1.350%), 5/1/27 (c)(f)	974,789	974,954
Series 2015-6A, Class A1, 1.795% (3 Month LIBOR USD + 1.590%), 5/1/27 (c)(f)	49,177	49,217
Allegro CLO III Ltd.
Series 2015-1A, Class AR, 1.058% (3 Month LIBOR USD + 0.840%), 7/25/27 (c)(f)	888,645	889,203
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 1.269% (3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,503,305
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 1.094% (3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	3,014,699	3,001,957
Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class AR2, 1.483% (3 Month LIBOR USD + 1.260%), 7/16/29 (c)(f)	2,726,448	2,728,294
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, 1.263% (3 Month LIBOR USD + 1.040%), 7/17/28 (c)(f)	2,362,468	2,360,624
Benefit Street Partners CLO VII Ltd.
Series 2015-VIIA, Class A1AR, 1.003% (3 Month LIBOR USD + 0.780%), 7/18/27 (c)(f)	1,093,892	1,094,721
California Street CLO XII Ltd.
Series 2013-12A, Class AR, 1.271% (3 Month LIBOR USD + 1.030%), 10/15/25 (c)(f)	1,218,753	1,219,674
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 1.219% (3 Month LIBOR USD + 1.000%), 7/28/28 (c)(f)	3,537,465	3,540,302
Series 2014-5A, Class A1RR, 1.381% (3 Month LIBOR USD + 1.140%), 7/15/31 (c)(f)	494,659	494,927
Catamaran CLO Ltd.
Series 2014-2A, Class A1R, 1.623% (3 Month LIBOR USD + 1.400%), 10/18/26 (c)(f)	296,586	296,763
Series 2013-1A, Class AR, 1.063% (3 Month LIBOR USD + 0.850%), 1/27/28 (c)(f)	2,112,276	2,112,592
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 1.251% (3 Month LIBOR USD + 1.010%), 4/15/30 (c)(f)	2,500,000	2,497,985
Series 2019-2A, Class A, 1.473% (3 Month LIBOR USD + 1.250%), 4/17/30 (c)(f)	3,250,000	3,252,769
Series 2014-2RA, Class A1, 1.268% (3 Month LIBOR USD + 1.050%), 4/24/30 (c)(f)	1,760,000	1,761,299
Crown Point CLO III Ltd.
Series 2015-3A, Class A1AR, 1.151% (3 Month LIBOR USD + 0.910%), 12/31/27 (c)(f)	1,121,001	1,122,320
Cutwater Ltd.
Series 2014-1A, Class A1AR, 1.491% (3 Month LIBOR USD + 1.250%), 7/15/26 (c)(f)	599,131	600,006
Ellington CLO IV Ltd.
Series 2019-1A, Class A, 2.081% (3 Month LIBOR USD + 1.840%), 4/15/29 (c)(f)	2,000,000	1,988,499
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 1.541% (3 Month LIBOR USD + 1.300%), 7/15/27 (c)(f)	574,795	575,079
Golub Capital Partners CLO Ltd.
Series 2018-39A, Class A1, 1.374% (3 Month LIBOR USD + 1.150%), 10/20/28 (c)(f)	275,489	275,697
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class AR, 1.322% (3 Month LIBOR USD + 1.100%), 10/22/25 (c)(f)	16,199	16,199
Series 2015-1A, Class AR, 1.143% (3 Month LIBOR USD + 0.920%), 4/20/27 (c)(f)	200,333	200,060
Hull Street CLO Ltd.
Series 2014-1A, Class AR, 1.446% (3 Month LIBOR USD + 1.220%), 10/18/26 (c)(f)	48,017	48,025
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 1.531% (3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	2,000,000	2,003,128
LCM XXV Ltd.
Series 2017-25, Class A, 1.434% (3 Month LIBOR USD + 1.210%), 7/20/30 (c)(f)	791,000	791,520
Madison Park Funding Ltd.
Series 2018-30A, Class A, 0.991% (3 Month LIBOR USD + 0.750%), 4/15/29 (c)(f)	3,000,000	3,001,964
Series 2013-11A, Class AR, 1.378% (3 Month LIBOR USD + 1.160%), 7/23/29 (c)(f)	2,000,000	2,002,324
Mountain Hawk II CLO Ltd.
Series 2013-2A, Class BR, 1.824% (3 Month LIBOR USD + 1.600%), 7/20/24 (c)(f)	20,419	20,424
Mountain Hawk III CLO Ltd.
Series 2014-3A, Class AR, 1.423% (3 Month LIBOR USD + 1.200%), 4/18/25 (c)(f)	117,888	117,927
Mountain View CLO X Ltd.
Series 2014-1A, Class ARR, 1.041% (3 Month LIBOR USD + 0.800%), 10/15/26 (c)(f)	735,422	735,955
Series 2015-10A, Class AR, 1.045% (3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	2,107,108	2,108,756
MP CLO VII Ltd.
Series 2015-1A, Class ARR, 1.303% (3 Month LIBOR USD + 1.080%), 10/18/28 (c)(f)	1,789,046	1,790,666
Nassau II Ltd.
Series 2017-IIA, Class AL, 1.491% (3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	800,000	800,592
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 1.174% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	366,944	365,722
OCP CLO Ltd.
Series 2015-10A, Class A1R, 1.035% (3 Month LIBOR USD + 0.820%), 10/26/27 (c)(f)	1,435,626	1,433,735
OZLM XII Ltd.
Series 2015-12A, Class A1R, 1.255% (3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	918,734	919,480
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, 1.304% (3 Month LIBOR USD + 1.080%), 7/20/28 (c)(f)	383,118	383,576
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 1.836% (3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,778,265	1,779,526
Saranac CLO VII Ltd.
Series 2014-2A, Class A1AR, 1.412% (3 Month LIBOR USD + 1.230%), 11/20/29 (c)(f)	2,706,909	2,703,335
Sound Point CLO XXI Ltd.
Series 2018-3A, Class A1A, 1.395% (3 Month LIBOR USD + 1.180%), 10/26/31 (c)(f)	1,000,000	1,000,999
Telos CLO Ltd.
Series 2014-6A, Class A1R, 1.493% (3 Month LIBOR USD + 1.270%), 1/17/27 (c)(f)	520,107	520,493
Series 2013-4A, Class AR, 1.463% (3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	247,873	247,999
TICP CLO I Ltd.
Series 2015-1A, Class AR, 1.024% (3 Month LIBOR USD + 0.800%), 7/20/27 (c)(f)	127,806	127,903
Tralee CLO V Ltd.
Series 2018-5A, Class A1, 1.334% (3 Month LIBOR USD + 1.110%), 10/20/28 (c)(f)	2,240,238	2,241,376
Venture 38 CLO Ltd.
Series 2019-38A, Class X, 1.355% (3 Month LIBOR USD + 1.150%), 7/30/32 (c)(f)	2,850,000	2,858,065
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 1.121% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,714,666	1,710,117
Venture XXIV CLO Ltd.
Series 2016-24A, Class AR, 1.404% (3 Month LIBOR USD + 1.180%), 10/20/28 (c)(f)	1,967,579	1,968,561
Vibrant CLO VI Ltd.
Series 2017-6A, Class A, 1.479% (3 Month LIBOR USD + 1.240%), 6/20/29 (c)(f)	3,000,000	3,001,699
Wellfleet CLO Ltd.
Series 2017-2R, Class A1R, 1.284% (3 Month LIBOR USD + 1.060%), 10/20/29 (c)(f)	4,000,000	4,000,408
WhiteHorse IX Ltd.
Series 2014-9A, Class AR, 1.383% (3 Month LIBOR USD + 1.160%), 7/17/26 (c)(f)	118,207	118,216
Wind River CLO Ltd.
Series 2016-1A, Class AR, 1.291% (3 Month LIBOR USD + 1.050%), 7/15/28 (c)(f)	795,190	795,588
Series 2014-1A, Class ARR, 1.273% (3 Month LIBOR USD + 1.050%), 7/18/31 (c)(f)	3,366,147	3,364,007
York CLO Ltd.
Series 2016-4R, Class A1R, 1.314% (3 Month LIBOR USD + 1.090%), 4/20/32 (c)(f)	1,030,000	1,030,546
Zais CLO 8 Ltd.
Series 2018-8, Class A, 1.191% (3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	2,224,222	2,212,670
Total Collateralized Loan Obligations (cost $79,990,468)		80,177,463

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	331,270	2,227
Total Commercial Mortgage-Backed Securities - Agency (cost $1,704)		2,227

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 13.2%
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 0.388% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	287,678	273,838
Series 2007-6A, Class A3A, 1.368% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(f)	111,834	112,111
BX Commercial Mortgage Trust
Series 2018-BILT, Class A, 0.906% (1 Month LIBOR USD + 0.800%), 5/15/30 (c)(f)	3,000,000	3,009,344
Series 2018-IND, Class D, 1.406% (1 Month LIBOR USD + 1.300%), 11/15/35 (c)(f)	2,100,000	2,104,450
Series 2018-IND, Class E, 1.806% (1 Month LIBOR USD + 1.700%), 11/15/35 (c)(f)	3,500,000	3,508,345
Series 2019-MMP, Class A, 1.106% (1 Month LIBOR USD + 1.000%), 8/15/36 (c)(f)	2,985,062	2,987,889
Series 2019-XL, Class F, 2.106% (1 Month LIBOR USD + 2.000%), 10/15/36 (c)(f)	949,298	950,817
Series 2019-XL, Class G, 2.406% (1 Month LIBOR USD + 2.300%), 10/15/36 (c)(f)	1,423,947	1,428,387
Series 2020-BXLP, Class E, 1.706% (1 Month LIBOR USD + 1.600%), 12/15/36 (c)(f)	1,995,954	2,002,817
BXMT Ltd.
Series 2017-FL1, Class A, 0.978% (1 Month LIBOR USD + 0.870%), 6/15/35 (c)(h)	1,111,324	1,113,331
Series 2017-FL1, Class B, 1.608% (1 Month LIBOR USD + 1.500%), 6/15/35 (c)(h)	750,000	752,858
Series 2017-FL1, Class C, 2.058% (1 Month LIBOR USD + 1.950%), 6/15/35 (c)(h)	500,000	501,351
Series 2020-FL2, Class C, 1.758% (1 Month LIBOR USD + 1.650%), 2/16/37 (c)(f)	2,950,000	2,958,481
Series 2020-FL2, Class D, 2.058% (1 Month LIBOR USD + 1.950%), 2/16/37 (c)(f)	3,500,000	3,504,417
Series 2020-FL3, Class A, 1.508% (1 Month LIBOR USD + 1.400%), 3/15/37 (c)(h)	1,250,000	1,256,319
Series 2020-FL3, Class C, 2.658% (1 Month LIBOR USD + 2.550%), 3/15/37 (c)(h)	1,250,000	1,261,386
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.606% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(f)	81,138	75,720
DBCG Mortgage Trust
Series 2017-BBG, Class C, 1.112% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	348,490
FREMF Mortgage Trust
Series 2020-KI05, Class B, 2.418% (1 Month LIBOR USD + 2.300%), 7/25/24 (c)(f)	1,505,377	1,483,233
Series 2019-KF58, Class B, 2.270% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(f)	803,098	803,800
GPMT Ltd.
Series 2018-FL1, Class A, 1.011% (1 Month LIBOR USD + 0.900%), 11/21/35 (c)(f)	63,354	63,261
Series 2019-FL2, Class A, 1.411% (1 Month LIBOR USD + 1.300%), 2/22/36 (c)(f)	3,000,000	3,008,643
Great Wolf Trust
Series 2019-WOLF, Class A, 1.146% (1 Month LIBOR USD + 1.034%), 12/15/36 (c)(f)	3,000,000	3,005,630
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 1.612% (1 Month LIBOR USD + 1.500%), 7/15/32 (c)(f)	500,000	501,407
Hunt CRE Ltd.
Series 2018-FL2, Class D, 2.862% (1 Month LIBOR USD + 2.750%), 8/15/28 (c)(f)	2,664,500	2,664,534
Series 2017-FL1, Class A, 1.107% (1 Month LIBOR USD + 1.000%), 8/15/34 (c)(f)	623,610	624,546
IMT Trust
Series 2017-APTS, Class DFL, 1.662% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)(f)	451,874	449,820
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-3A, Class AJ, 5.083%, 10/25/37 (a)(c)	1,064,238	1,074,844
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.368% (1 Month LIBOR USD + 3.250%), 10/15/49 (c)(f)	1,500,000	1,520,848
Series 2020-01, Class M7, 2.068% (1 Month LIBOR USD + 1.950%), 3/25/50 (c)(f)	1,905,845	1,922,525
Silver Hill Trust
Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (a)(c)	2,364,568	2,465,515
Velocity Commercial Capital Loan Trust
Series 2017-1, Class AFL, 1.368% (1 Month LIBOR USD + 1.250%), 5/25/47 (c)(f)	12,376	12,360
Series 2017-2, Class AFL, 1.018% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	221,028	218,831
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	597,964	603,649
VMC Finance LLC
Series 2019-FL3, Class AS, 1.508% (1 Month LIBOR USD + 1.400%), 9/15/36 (c)(f)	1,788,798	1,791,148
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $49,457,338)		50,364,945

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 18.8%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 1M2, 2.718% (1 Month LIBOR USD + 2.600%), 5/25/24 (f)	1,250,282	1,237,601
Series 2014-C04, Class 2M2, 5.118% (1 Month LIBOR USD + 5.000%), 11/25/24 (f)	893,935	912,791
Series 2016-C03, Class 2M2, 6.018% (1 Month LIBOR USD + 5.900%), 10/25/28 (f)	1,886,674	1,989,419
Series 2017-C01, Class 1ED1, 1.368% (1 Month LIBOR USD + 1.250%), 7/25/29 (f)	542,390	540,448
Series 2017-C02, Class 2ED3, 1.468% (1 Month LIBOR USD + 1.350%), 9/25/29 (f)	2,183,404	2,189,693
Series 2017-C03, Class 1M2, 3.118% (1 Month LIBOR USD + 3.000%), 10/25/29 (f)	2,294,720	2,343,634
Series 2017-C05, Class 1M2, 2.318% (1 Month LIBOR USD + 2.200%), 1/25/30 (f)	3,575,700	3,607,019
Series 2017-C05, Class 1M2C, 2.318% (1 Month LIBOR USD + 2.200%), 1/25/30 (f)	3,685,000	3,697,680
Series 2017-C07, Class 1M2A, 2.518% (1 Month LIBOR USD + 2.400%), 5/25/30 (f)	71,485	71,285
Series 2018-C01, Class 1M2C, 2.368% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)	2,669,804	2,668,798
Series 2019-R02, Class 1M2, 2.418% (1 Month LIBOR USD + 2.300%), 8/25/31 (c)(f)	1,418,971	1,425,804
Series 2019-R02, Class 1B1, 4.268% (1 Month LIBOR USD + 4.150%), 8/25/31 (c)(f)	1,530,000	1,562,237
Series 2019-R03, Class 1M2, 2.268% (1 Month LIBOR USD + 2.150%), 9/25/31 (c)(f)	1,452,036	1,457,378
Fannie Mae REMICS
Series 2010-1, Class FK, 1.318% (1 Month LIBOR USD + 1.200%), 2/25/40 (f)	4,289,667	4,446,673
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	2,366	2,422
Series 3834, Class GA, 3.500%, 3/15/26	3,882	3,986
Freddie Mac Structured Agency Credit Risk
Series 2014-HQ2, Class M3, 3.868% (1 Month LIBOR USD + 3.750%), 9/25/24 (f)	489,295	506,385
Series 2015-DNA2, 4.018% (1 Month LIBOR USD + 3.900%), 12/27/27 (f)	1,839,897	1,874,358
Series 2017-HQA1, Class M2, 3.668% (1 Month LIBOR USD + 3.550%), 8/25/29 (f)	3,810,471	3,932,412
Series 2017-DNA2, Class M1, 1.318% (1 Month LIBOR USD + 1.200%), 10/25/29 (f)	180,311	180,536
Series 2017-DNA3, Class M2, 2.618% (1 Month LIBOR USD + 2.500%), 3/25/30 (f)	5,040,000	5,137,766
Series 2017-HQA3, Class M2, 2.468% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	3,627,678	3,682,155
Series 2017-HQA3, Class M2B, 2.468% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,503,749
Series 2018-HQA1, Class M2AS, 1.218% (1 Month LIBOR USD + 1.100%), 9/25/30 (f)	936,168	933,800
Series 2018-HQA1, Class M2, 2.418% (1 Month LIBOR USD + 2.300%), 9/25/30 (f)	2,355,208	2,371,429
Series 2018-HRP1, Class M2, 1.768% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	2,428,526	2,418,985
Series 2018-HRP2, Class M3, 2.518% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(f)	3,803,000	3,838,691
Series 2018-SPI2, Class M2, 3.809%, 5/25/48 (a)(c)	831,483	834,696
Series 2019-FTR2, Class M1, 1.068% (1 Month LIBOR USD + 0.950%), 11/25/48 (c)(f)	1,527,966	1,530,995
Series 2019-DNA3, Class M2, 2.168% (1 Month LIBOR USD + 2.050%), 7/25/49 (c)(f)	1,174,999	1,174,714
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1, Class M1, 0.750% (SOFR30A + 0.700%), 8/25/33 (c)(f)	3,500,000	3,508,750
Series 2021-HQA1, Class M2, 2.300% (SOFR30A + 2.250%), 8/25/33 (c)(f)	1,136,000	1,137,760
Series 2020-HQA2, Class S, 2.018% (1 Month LIBOR USD + 1.900%), 3/25/50 (c)(f)	4,000,000	4,016,130
Series 2020-HQA2, Class M2, 3.218% (1 Month LIBOR USD + 3.100%), 3/25/50 (c)(f)	1,669,000	1,681,799
Series 2020-DNA3, Class M2, 3.118% (1 Month LIBOR USD + 3.000%), 6/25/50 (c)(f)	58,006	58,260
Series 2021-DNA1, Class M1, 0.695% (SOFR30A + 0.650%), 1/25/51 (c)(f)	1,850,000	1,854,625
Freddie Mac Whole Loan Securities Trust
Series 2016-SC01, Class M1, 3.855%, 7/25/46 (a)	224,289	224,147
Series 2016-SC02, Class M1, 3.607%, 10/25/46 (a)	252,878	257,986
Series 2017-SC01, Class M1, 3.597%, 12/25/46 (a)(c)	580,211	587,982
GNMA
Series 2008-55, Class WT, 5.259%, 6/20/37 (a)	9,778	10,820
Series 2010-144, Class DK, 3.500%, 9/16/39	24,385	25,114
Series 2010-150, Class GD, 2.500%, 9/20/39	4,829	4,858
Total Residential Mortgage-Backed Securities - Agency (cost $71,396,910)		71,445,770

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 23.7%
American Homes 4 Rent Trust
Series 2015-SFR2, Class D, 5.036%, 10/17/52 (c)	1,250,000	1,367,344
AMSR Trust
Series 2020-SFR2, Class G, 4.000%, 7/17/37 (c)	1,700,000	1,705,459
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	262,909
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	2,089,000	2,151,284
Angel Oak Mortgage Trust
Series 2020-3, Class M1, 3.809%, 4/25/65 (a)(c)	3,045,000	3,224,752
Series 2020-4, Class M1, 3.802%, 6/25/65 (a)(c)	4,000,000	4,123,266
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.269%, 3/25/31 (a)	19,718	19,774
Bellemeade Re Ltd.
Series 2019-1A, Class M1A, 1.418% (1 Month LIBOR USD + 1.300%), 3/25/29 (c)(f)	41,209	41,216
Series 2019-1A, Class M1B, 1.868% (1 Month LIBOR USD + 1.750%), 3/25/29 (c)(f)	1,000,000	1,003,438
Series 2020-1A, Class M1B, 3.518% (1 Month LIBOR USD + 3.400%), 6/25/30 (c)(f)	1,500,000	1,513,240
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	19,570
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 0.738% (1 Month LIBOR USD + 0.620%), 3/25/34 (f)	465,452	418,501
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	24,450	24,920
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	137,525	139,589
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class M1, 2.841%, 2/25/50 (a)(c)	3,408,500	3,409,426
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (g)	5	5
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, 3.485%, 12/26/46 (a)(c)	3,878	3,904
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	743,000	757,301
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	500,000	513,076
Eagle RE Ltd.
Series 2018-1, Class M1, 1.818% (1 Month LIBOR USD + 1.700%), 11/25/28 (c)(f)	103,239	103,762
Series 2019-1, Class M1B, 1.918% (1 Month LIBOR USD + 1.800%), 4/25/29 (c)(f)	1,203,130	1,216,185
GCAT LLC
Series 2019-NQM1, Class M1, 3.849%, 2/25/59 (a)(c)	1,000,000	1,010,291
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	66,703	68,710
GSAA Trust
Series 2004-3, Class M1, 6.720%, 4/25/34 (g)	33,824	35,194
Home RE Ltd.
Series 2019-1, Class M1, 1.768% (1 Month LIBOR USD + 1.650%), 5/25/29 (c)(f)	551,741	555,907
IMC Home Equity Loan Trust
Series 1993-3, Class A8, 5.432%, 8/20/29 (h)	4,095	4,068
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 0.638% (1 Month LIBOR USD + 0.520%), 1/25/36 (f)	81,073	82,448
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 2.234%, 7/25/44 (a)(c)	345,001	342,437
Series 2014-IVR6, Class B3, 2.493%, 7/25/44 (a)(c)	1,638,898	1,681,225
Series 2014-IVR6, Class B2, 2.493%, 7/25/44 (a)(c)	1,090,258	1,106,035
Series 2019-HYB1, Class A5A, 3.000%, 10/25/49 (a)(c)	921,121	929,439
Series 2019-6, Class B3, 4.265%, 12/25/49 (a)(c)	4,361,085	4,598,891
JP Morgan Wealth Management
Series 2021-CL1, Class M3, 1.845% (SOFR30A + 1.800%), 11/25/36 (c)(d)(f)	1,850,000	1,850,000
Lehman Mortgage Trust
Series 2008-4, Class A1, 0.498% (1 Month LIBOR USD + 0.380%), 1/25/37 (f)	855,353	263,470
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 2.623% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(f)(h)	2,500,000	2,500,969
Series 2019-4, Class A2, 2.623% (1 Month LIBOR USD + 2.500%), 5/1/24 (c)(f)(h)	2,130,000	2,175,263
Series 2019-5, Class A2, 2.623% (1 Month LIBOR USD + 2.500%), 11/1/24 (c)(f)(h)	4,500,000	4,431,391
Series 2021-1, Class A, 1.916% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(f)	500,000	504,385
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (a)(c)	379,634	387,405
Preston Ridge Partners Mortgage Trust
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(h)	1,500,000	1,496,585
Progress Residential Trust
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	1,000,000	1,014,824
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	1,026,087
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	3,000,000	3,041,663
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	500,000	511,565
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 1.018% (1 Month LIBOR USD + 0.600%), 8/25/34 (f)	50,269	48,920
Residential Mortgage Loan Trust
Series 2020-2, Class B2, 5.400%, 5/25/60 (a)(c)	2,012,000	2,085,510
Sequoia Mortgage Trust
Series 2013-1, Class 2A1, 1.855%, 2/25/43 (a)	27,072	27,104
STAR Trust
Series 2021-SFR1, Class E, 1.815% (1 Month LIBOR USD + 1.700%), 4/17/38 (c)(d)(f)	3,460,000	3,460,000
Series 2021-SFR1, Class F, 2.515% (1 Month LIBOR USD + 2.400%), 4/17/38 (c)(d)(f)	1,500,000	1,500,000
Series 2021-SFR1, Class G, 3.315% (1 Month LIBOR USD + 3.200%), 4/17/38 (c)(d)(f)	2,005,000	2,005,000
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878%, 2/25/50 (a)(c)	2,400,000	2,428,095
Series 2020-INV1, Class M1, 2.501%, 11/25/55 (c)	913,000	922,667
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 2.382%, 10/25/33 (a)	180,028	184,914
Towd Point HE Trust
Series 2021-HE1, Class M2, 2.500%, 2/25/63 (a)(d)(c)	1,230,000	1,248,690
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.268% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(f)	2,600,000	2,750,752
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	1,000,000	1,045,293
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	2,000,000	2,063,611
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	3,458,253	3,631,196
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(h)	500,000	488,731
Series 2019-NPL7, Class A2, 5.193%, 10/25/49 (c)(h)	2,000,000	1,995,015
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)(h)	500,000	494,450
Series 2019-4, Class B1, 3.860%, 11/25/59 (a)(c)(h)	947,000	970,413
Series 2020-INV1, Class M1, 5.500%, 3/25/60 (a)(c)	1,200,000	1,302,864
VOLT LXXXIV LLC
Series 2019-NPL10, Class A1B, 3.967%, 12/27/49 (c)(h)	1,900,000	1,895,140
VOLT LXXXV LLC
Series 2020-NPL1, Class A1B, 3.721%, 1/25/50 (c)(h)	3,000,000	3,006,853
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1B, 3.672%, 2/25/50 (c)(h)	4,000,000	4,004,989
Series 2020-NPL3, Class A2, 4.336%, 2/25/50 (c)(h)	721,000	717,147
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	35,508	36,146
Total Residential Mortgage-Backed Securities - Non-Agency (cost $89,357,372)		89,950,673

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.5%
BasePoint - BP SLL Trust, Series SPL-III
10.500%, 12/31/20 (d)(e)	979,122	979,122
BP Commercial Funding Trust, Series SPL-III
11.250%, 12/1/23 (d)(j)	924,050	924,050
Total Private Placement Participation Agreements (cost $1,903,172)		1,903,172

MONEY MARKET FUND - 4.5%
First American Government Obligations Fund - Class Z, 0.030% (b)	16,982,571	16,982,571
Total Money Market Fund (cost $16,982,571)		16,982,571

Total Investments (cost $388,129,214) - 103.0%		391,567,714
Liabilities less Other Assets - (3.0)%		(11,534,687)
TOTAL NET ASSETS - 100.0%		$380,033,027

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of February 28, 2021.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2021.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of February 28,
2021, the value of these investments was $308,334,990 or 81.1% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of February 28, 2021, the total value of fair valued securities was $11,966,862 or 3.1% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of February 28, 2021, the value of this investment was $979,122 or 0.3% of total net assets. The security was acquired from December 2016 to December 2019 at a cost of $979,122.
(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2021.
(g)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
February 28, 2021.
(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of February 28, 2021.
(i)	Interest only security.
(j)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BP Commercial Funding Trust, Series SPL-III. As of February 28, 2021, the value of this investment was $924,050 or 0.2% of total net assets. The security was acquired in November 2020 at a cost of $924,050.

FHLMC – Federal Home Loan Mortgage Corporation
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper Short Duration Fund
Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$47	$-	$47
Asset-Backed Securities - Non-Agency	-	80,740,846	-	80,740,846
Collateralized Loan Obligations	-	80,177,463	-	80,177,463
Commercial Mortgage-Backed Securities - Agency	-	2,227	-	2,227
Commercial Mortgage-Backed Securities - Non-Agency	-	50,364,945	-	50,364,945
Residential Mortgage-Backed Securities - Agency	-	71,445,770	-	71,445,770
Residential Mortgage-Backed Securities - Non-Agency	-	79,886,983	10,063,690	89,950,673
Total Fixed Income	-	362,618,281	10,063,690	372,681,971
Private Placement Participation Agreements	-	-	1,903,172	1,903,172
Money Market Fund	16,982,571	-	-	16,982,571
Total Investments	$16,982,571	$362,618,281	$11,966,862	$391,567,714

Refer to the Fund's schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securites, at Value
		Private
	Residential	Placement
	MBS-	Participation
	Non-Agency	Agreements
Balance as of November 30, 2020	$-	$1,594,821
Accrued discounts/premiums	(24)	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	24	-
Purchases	10,063,690	406,549
Sales	-	(98,198)
Transfers in and/or out of Level 3	-	-
Balance as of February 28, 2021	$10,063,690	$1,903,172

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at February 28, 2021 and still classified as level 3 was $24.

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 2/28/21	Technique(s)	Input	Input/Range
Residential MBS - Non-Agency	$ 10,063,690	Market	Recent Transaction	$100.00 - $101.52
		Transaction		(weighted avg. $100.19)
Method

Private Placement Participation	$ 1,903,172	Market	Recent Transaction	$100
Agreements		Transaction
Method